Risk information - Assets and liabilities in foreign currencies (Details) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017
Risk information
Assets	kr 302,033	kr 264,392
Liabilities	283,794	246,818
Currency risk
Risk information
Assets	302,033	264,392
Liabilities	283,794	246,818
Currency risk | Foreign currencies
Risk information
Assets	216,355	201,371
Liabilities	kr 229,880	kr 202,166